Significant Accounting Policies (Details) - Heliogen, Inc. [Member] $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 62,715	$ 36,949	$ 62,715	$ 25,873	$ 51,839
Restricted cash		1,500	1,500	1,500
Sales of available-for-sale securities			0	0
Debt securities, available-for-sale, allowance for credit loss, not previously recorded			0	0
Available-for-sale securities, allowance for credit loss		0	0	0
Other receivables		100	60	100
Allowance for credit losses		200	$ 700	$ 200
Number of reporting units			1	1
Computing implementation costs capitalized				$ 1,100
Computing implementation costs, amortization expense				$ 800
Cloud computing arrangements [Member]
Significant Accounting Policies [Line Items]
Impairment amount		$ 1,500
Manufacturing space in Long Beach, California | Subsequent Event
Significant Accounting Policies [Line Items]
Letter of credit amount	$ 1,500